Schedule of Share-based Payments have been Granted (Details) - AUD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Total	$ (1,261,489)	$ 96,655	$ 335,669	$ 780,235	$ 1,200,053
Total equity	180,890			636,670	732,000
Director options [member]
IfrsStatementLineItems [Line Items]
Total			549,174
Consultant options [member]
IfrsStatementLineItems [Line Items]
Total			249,624
Director options one [member]
IfrsStatementLineItems [Line Items]
Total			332,560
Advisor options [Member]
IfrsStatementLineItems [Line Items]
Total			330,000
Advisor options one [member]
IfrsStatementLineItems [Line Items]
Total			395,000
Options issued to brokers [Member]
IfrsStatementLineItems [Line Items]
Total equity				636,670	732,000
Broker Options On Or Before Twenty Five July Twenty Twenty Eight [Member]
IfrsStatementLineItems [Line Items]
Total equity	112,792
Broker Options On Or Before Twenty Four September Twenty Twenty Nine [Member]
IfrsStatementLineItems [Line Items]
Total equity	68,098
Options granted [member]
IfrsStatementLineItems [Line Items]
Total	(1,261,489)	401,582	798,798	480,159	725,000
Options granted [member] | Director options [member]
IfrsStatementLineItems [Line Items]
Total	(867,273)	276,088	549,174	332,560
Options granted [member] | Consultant options [member]
IfrsStatementLineItems [Line Items]
Total	(394,216)	125,494	249,624	144,590
Options granted [member] | Director options one [member]
IfrsStatementLineItems [Line Items]
Total				3,009
Options granted [member] | Advisor options [Member]
IfrsStatementLineItems [Line Items]
Total					395,000
Options granted [member] | Advisor options one [member]
IfrsStatementLineItems [Line Items]
Total					330,000
Performance rights [Member]
IfrsStatementLineItems [Line Items]
Total			(463,129)	300,076	475,053
Performance rights [Member] | Performance Rights Exercised [Member]
IfrsStatementLineItems [Line Items]
Total					312,000
Performance rights [Member] | Performance rights [Member]
IfrsStatementLineItems [Line Items]
Total		$ (304,927)	$ (463,129)	$ 300,076	$ 163,053